Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Intangible Assets) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks and other	$ 3,916	$ 3,918
Total	34,449	33,477
Finite-Lived Intangible Assets [Line Items]
Gross Amount	30,533	29,559
Accumulated Amortization	8,403	7,053
Business Acquisition [Line Items]
Contractual Obligation, Consumed in Current Year	345	252
Goodwill [Line Items]
Goodwill resulting from business combinations	92
Goodwill, Purchase Accounting Adjustments	475
Otis [Member]
Goodwill [Line Items]
Goodwill resulting from business combinations	16
Carrier [Member]
Goodwill [Line Items]
Goodwill resulting from business combinations	1
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill resulting from business combinations	0
Service Portfolios [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	2,105	2,164
Accumulated Amortization	1,626	1,608
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	356	361
Accumulated Amortization	250	236
Collaboration [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	4,862	4,509
Accumulated Amortization	920	649
Customer Relationships and Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	23,210	22,525
Accumulated Amortization	5,607	$ 4,560
Goodwill [Line Items]
Goodwill, Purchase Accounting Adjustments	400
Rockwell Collins [Member]
Business Acquisition, Pro Forma Earnings Per Share, Basic		$ 6.82	$ 5.45
Business Acquisition, Pro Forma Earnings Per Share, Diluted		$ 6.76	$ 5.39
Business Acquisition [Line Items]
Contractual Obligation, Consumed in Current Year	129
Goodwill [Line Items]
Goodwill resulting from business combinations	$ 20,537